TRADE RECEIVABLES AND NOTES RECEIVABLES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
TRADE TRADE RECEIVABLES AND NOTES RECEIVABLES
Trade receivables	¥ 4,106,396		¥ 3,031,250
Total trade and notes receivables	5,874,021	$ 851,653	7,106,729
Trade receivables and notes receivables (Note 14)	289,000		1,983,000
Notes receivable
TRADE TRADE RECEIVABLES AND NOTES RECEIVABLES
Measured at amortized cost	411,145		1,207,602
Measured at fair value through other comprehensive income	1,356,480		2,867,877
USD
TRADE TRADE RECEIVABLES AND NOTES RECEIVABLES
Total trade and notes receivables	981,000		520,000
Cost
TRADE TRADE RECEIVABLES AND NOTES RECEIVABLES
Trade receivables	5,055,178		4,043,972
Accumulated Impairment
TRADE TRADE RECEIVABLES AND NOTES RECEIVABLES
Less: provision for impairment	¥ (948,782)		¥ (1,012,722)	¥ (988,802)	¥ (814,986)